Stockholders' Equity (FY) (Details) - USD ($)														1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 27, 2024	Sep. 26, 2024	Jul. 31, 2024	Jul. 29, 2024	May 31, 2024	May 24, 2024	Apr. 30, 2024	Apr. 17, 2024	Apr. 10, 2024	Mar. 27, 2024	Oct. 11, 2023	Aug. 01, 2023	Feb. 07, 2023	Oct. 31, 2022	Mar. 31, 2022	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 27, 2024	Jun. 30, 2023	Jun. 30, 2022
Stockholders' Equity [Line Items]
Common stock, shares authorized																	40,000,000		40,000,000	40,000,000
Preferred stock, shares authorized																	50,000,000		50,000,000	50,000,000
Initial conversion price (in Dollars per share)																	$ 3.75		$ 0.75
Percentage of exceed beneficial ownership																			4.99%
Percentage of excess beneficial ownership as conversion price																			4.99%
Purchase of shares						30,800
Warrant exercise price (in Dollars per share)						$ 3.75													$ 3.75
Warrant exercisable period						5 years
Received amount (in Dollars)																			$ 1,302,500
Offering costs (in Dollars)						$ 155,000													$ 197,500
Aggregate purchase price percentage																			7.00%
Divided amount (in Dollars)																			$ 54,110
Common stock par value (in Dollars per share)																	$ 0.0001		$ 0.0001	$ 0.0001
Percentage of gross sales price		3.00%															3.00%		3.00%
Granted value (in Dollars)																$ 412,438			$ 1,212,357	$ 1,295,931
Purchase of intangible asset (in Dollars)																9,500			9,500
Issued for cash offering (in Dollars)																	$ 3,118,870		2,388,858	$ 6,885,204
Purchase such securities of aggregate value (in Dollars)							$ 1,000,000
Outstanding shares percentage												9.99%
Gross purchase price (in Dollars)												$ 1,000,000
Percentage of weighted average price										85.00%		85.00%
Business days										5 days
Share price (in Dollars per share)									$ 1.7
Payment to agent compensation (in Dollars)																			16,907
Fees and expenses (in Dollars)																	60,000		60,000
Maintenance, cost (in Dollars)																	5,000		5,000
Stock-based compensation expense (in Dollars)																	$ 1,067,382		$ 739,309
Warrants exercisable													21,000
Warrant [Member]
Stockholders' Equity [Line Items]
Warrant exercise price (in Dollars per share)			$ 3.75		$ 3.75			$ 1.7			$ 1.3447		$ 31.25						$ 1.7				$ 31.25
Warrant exercisable period			5 years		5 years			5 years			5 years			5 years					5 years
Public offering price percentage													125.00%
Intrinsic value (in Dollars per share)																	$ 0		$ 0
Restricted Stock Units (RSUs) [Member]
Stockholders' Equity [Line Items]
Recognized over a weighted-average period																			1 year 1 month 17 days	2 years 1 month 2 days
Triton Purchase Agreement [Member]
Stockholders' Equity [Line Items]
Common stock value issued (in Dollars)																						$ 1,000,000
Minimum [Member]
Stockholders' Equity [Line Items]
Cumulative dividends percentage annual rate																	6.00%		6.00%
Percentage of common stock conversion price																			85.00%
Aggregate purchase price percentage																			1.00%
Maximum [Member]
Stockholders' Equity [Line Items]
Cumulative dividends percentage annual rate																	12.00%		12.00%
Percentage of common stock conversion price																			70.00%
Aggregate purchase price percentage																			7.00%
Waiver of Agreement [Member]
Stockholders' Equity [Line Items]
Equity securities (in Dollars)		$ 5,000,000
2022 Equity Incentive Plan [Member]
Stockholders' Equity [Line Items]
Common stock for restricted stock awards																			550,000
Stock-based compensation expense (in Dollars)																			$ 1,212,357	$ 1,295,931
2022 Equity Incentive Plan [Member] | RSA [Member]
Stockholders' Equity [Line Items]
Shares vested																			317,420	39,200
2022 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders' Equity [Line Items]
Unrecognized stock-based compensation expense (in Dollars)																			$ 1,067,382	$ 2,483,299
Investor [Member]
Stockholders' Equity [Line Items]
Preferred stock, par value (in Dollars per share)						$ 0.0001
Sale of shares						330
Gross proceeds (in Dollars)						$ 3,000,000
Common Stock [Member] | Reverse Stock Split [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized																					40,000,000
Class A Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized																	2,000,000		2,000,000	2,000,000
Common stock par value (in Dollars per share)																	$ 0.0001		$ 0.0001	$ 0.0001
Common stock votes																	10		10
Percentage of membership interest															97.56%
Converted shares															1,951,200
Common stock shares issued																	1,000,000		1,000,000	1,677,056
Common stock shares outstanding																	1,000,000		1,000,000	1,677,056
Common stock value issued (in Dollars)																	$ 100		$ 100	$ 168
Class A Common Stock [Member] | Reverse Stock Split [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized																					2,000,000
Class A Common Stock [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Converted shares																			(677,056)
Common stock shares issued																				1,506,406
Common stock shares outstanding																				1,506,406
Common stock for restricted stock awards
Granted value (in Dollars)
Shares of common stock for purchase of intangible asset
Purchase of intangible asset (in Dollars)
Reverse stock split adjustment
Common Class B [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized																	38,000,000		38,000,000	38,000,000
Aggregate purchase price percentage																			7.00%
Converted into the common shares																			4,293,312
Common stock par value (in Dollars per share)																	$ 0.0001		$ 0.0001	$ 0.0001
Common stock votes																	1		1
Number of shares																			1
Common stock shares issued																	15,624,395		9,060,965	1,207,827
Common stock shares outstanding																	15,624,395		9,060,965
Cancellation of shares																			30,067
Treasury shares																			50,000
Repurchase shares																				50,000
Treasury stock (in Dollars)																				$ 176,876
Common stock value issued (in Dollars)																	$ 1,562		$ 906	$ 121
Aggregate shares percentage													7.00%
Common Class B [Member] | Warrant [Member]
Stockholders' Equity [Line Items]
Purchase of shares																			8,702
Warrants purchased			61,600		61,600			8,702			3,688			10,500
Common Class B [Member] | Reverse Stock Split [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized																					38,000,000
Common Class B [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, par value (in Dollars per share)																			$ 0.0001
Converted shares																			677,056
Common stock shares issued																	6,563,430		9,060,965	1,207,827
Common stock for restricted stock awards																51,800			168,354	382,200
Granted value (in Dollars)																$ 5			$ 17	$ 38
Shares of common stock for purchase of intangible asset																5,000			5,000
Purchase of intangible asset (in Dollars)																$ 1			$ 1
Converted shares of common stock																			4,293,312
Reverse stock split adjustment																			71,008
Issued for cash offering (in Dollars)																				7,500,000
Underwriting discounts and commissions (in Dollars)																				884,880
Net proceeds (in Dollars)																				6,615,120
Number of business days										5 days
Weighted average business days									5 days
Common Class B [Member] | Restricted Stock Awards [Member]
Stockholders' Equity [Line Items]
Granted value (in Dollars)																			$ 161,753
Common Class B [Member] | Triton Purchase Agreement [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Offering costs (in Dollars)																				$ 30,687
Shares of common stock																			124,318	52,682
Common stock for cash (in Dollars)																			$ 194,434	$ 40,154
Common Class B [Member] | ATM Alternative Deal [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Shares of common stock																			2,594,157
Common stock for cash (in Dollars)																			$ 2,194,418
Common Class B [Member] | Directors and Officers [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Granted value (in Dollars)																				$ 3,779,230
Common Class B [Member] | Finite-Lived Intangible Assets [Member]
Stockholders' Equity [Line Items]
Shares of common stock for purchase of intangible asset																			5,000
Purchase of intangible asset (in Dollars)																			$ 9,500
Common Class B [Member] | Offering [Member]
Stockholders' Equity [Line Items]
Common stock shares issued																				300,000
Common Class B [Member] | Waiver of Agreement [Member]
Stockholders' Equity [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001
Common Class B [Member] | Sales Agreement of Common Stock [Member]
Stockholders' Equity [Line Items]
Sale of shares	1,791,704
Common stock par value (in Dollars per share)	$ 0.0001
Common Class B [Member] | 2022 Equity Incentive Plan [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock for restricted stock awards																				382,200
Common Class B [Member] | Boustead Securities, LLC [Member]
Stockholders' Equity [Line Items]
Sale of shares																			30,800
Common Class B [Member] | Triton Shares [Member]
Stockholders' Equity [Line Items]
Common stock par value (in Dollars per share)																						$ 0.0001
Common Class B [Member] | Second Closing Notice [Member]
Stockholders' Equity [Line Items]
Shares of common stock for purchase of intangible asset										124,318
Series A Convertible Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, par value (in Dollars per share)																			$ 0.0001
Sale of shares																	330		330
Gross proceeds (in Dollars)																	$ 3,000,000		$ 3,000,000
Net of discount (in Dollars)																			$ 2,647,500
Convertible preferred stock shares outstanding																			100
Preferred stock, shares issued																			100
Converted shares																	3,677,536		1,138,427
Converted shares of common stock																			891,304
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares authorized						660
Preferred stock, par value (in Dollars per share)						$ 0.0001
Sale of shares																			230
Preferred stock value (in Dollars)																			$ 2,354,110
Series A Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, par value (in Dollars per share)																			$ 0.0001	$ 0.0001
Initial conversion price (in Dollars per share)																			$ 3.75
Sale of shares				165
Gross proceeds (in Dollars)				$ 1,500,000
Received amount (in Dollars)						$ 1,345,000
Preferred stock value (in Dollars)
Convertible preferred stock shares outstanding																	0		100	0
Preferred stock, shares issued																	0		100	0
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity [Line Items]
Convertible preferred stock stated value						10,000
Converted shares																165
Common stock for restricted stock awards
Granted value (in Dollars)
Shares of common stock for purchase of intangible asset
Purchase of intangible asset (in Dollars)
Converted shares of common stock																			(230)
Reverse stock split adjustment
Series A Preferred Stock [Member] | Investor [Member]
Stockholders' Equity [Line Items]
Sale of shares						165
Series A Preferred Stock [Member] | First Closing [Member]
Stockholders' Equity [Line Items]
Sale of shares						165
Gross proceeds (in Dollars)						$ 1,500,000
Series A Preferred Stock [Member] | Second Closing [Member]
Stockholders' Equity [Line Items]
Sale of shares						165
Gross proceeds (in Dollars)						$ 1,500,000